Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	000-51372
Entity Registrant Name	OMEGA FLEX, INC
Entity Central Index Key	0001317945
Entity Tax Identification Number	23-1948942
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	451 Creamery Way
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	610
Local Phone Number	524-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OFLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false